Revenue From Contracts with Customers - Summary of Disaggregates Net Operating Revenue (Detail) - Wilco Holdco Inc - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net operating revenue		$ 149,062	$ 182,738	$ 592,253	$ 785,458	$ 738,654
Net patient revenue
Disaggregation of Revenue [Line Items]
Net operating revenue		132,271	164,939	529,585	717,596	680,238
ATI Worksite Solutions
Disaggregation of Revenue [Line Items]
Net operating revenue	[1]	8,493	7,553	30,864	27,662	24,211
Management Service Agreements
Disaggregation of Revenue [Line Items]
Net operating revenue	[1]	3,497	4,603	15,837	17,363	16,933
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Net operating revenue	[1]	$ 4,801	$ 5,643	$ 15,967	$ 22,837	$ 17,272

[1]	ATI Worksite Solutions, Management Service Agreements and Other revenue are included within other revenue on the face of the consolidated condensed statements of operations and comprehensive income (loss).